Non-controlling interests (Narrative) (Details)	12 Months Ended
	Dec. 31, 2020 GBP (£) Issuance	Dec. 31, 2019 GBP (£) Issuance
Non-controlling interests [member] | Upper Tier 2 instruments [member]
Number of instruments issued | Issuance	0	0
Instruments redeemed		£ 0
7.125% Undated Subordinated Notes | Upper Tier 2 instruments [member]
Instruments redeemed	£ 158,000,000
Barclays Bank PLC [member]
Significant restrictions to access assets	Under the terms of these instruments, Barclays PLC may not pay dividends on ordinary shares until a dividend or coupon is next paid on these instruments or the instruments are redeemed or purchased by Barclays Bank PLC. There are no restrictions on Barclays Bank PLC’s ability to remit capital to the Parent as a result of these issued instruments.
Barclays Bank PLC [member] | Barclays Bank PLC [member]
Proportion of voting interest, non-controlling	100.00%